[LOGO]

CONSECO VARIABLE INSURANCE COMPANY

FORMERLY
GREAT AMERICAN RESERVE INSURANCE COMPANY






SEMIANNUAL REPORT TO CONTRACT OWNERS
JUNE 30, 1999









                                              CONSECO VARIABLE ANNUITY ACCOUNT F

SEMIANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

JUNE 30, 1999
================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT F  PAGE
Statement of Assets and Liabilities as of June 30, 1999........................................................................ 2
Statements of Operations for the Six Months Ended June 30, 1999, and the Period
   February 12, 1998 through December 31, 1998................................................................................. 4
Statements of Changes in Net Assets for the Six Months Ended June 30, 1999, and the Period
   February 12, 1998 through December 31, 1998................................................................................. 4
Notes to Financial Statements.................................................................................................. 5

CONSECO VARIABLE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1999
(UNAUDITED)
================================================================================

                                                                                             SHARES         COST      REPORTED VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Market value adjustment cash account................................................                                $    208,033
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Growth Portfolio................................................................     363,698.4   $ 19,083,542     20,308,919
       Leveraged AllCap Portfolio......................................................     257,293.4     10,259,282     10,515,580
       MidCap Portfolio................................................................     182,123.3      4,905,088      5,026,603
       Small Capitalization Portfolio..................................................      84,572.1      3,463,827      3,685,652
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund..........................................................   1,011,936.8      6,625,918      7,528,810
       International Fund..............................................................     262,470.9      1,988,696      2,147,012
       Value Fund......................................................................     583,613.5      3,691,308      3,962,736
     Berger Institutional Products Trust:
       100 Fund........................................................................     106,587.8      1,320,602      1,513,547
       Growth and Income Fund..........................................................     288,005.8      4,999,417      5,667,953
       Small Company Growth Fund.......................................................     124,126.2      1,467,243      1,763,833
       BIAM International Fund.........................................................      21,398.4        224,525        254,855
     Conseco Series Trust:
       Balanced Portfolio..............................................................     431,275.0      5,757,678      6,220,892
       Equity Portfolio................................................................     292,715.5      5,763,274      7,000,791
       Fixed Income Portfolio..........................................................     730,087.9      7,267,954      6,991,526
       Government Securities Portfolio.................................................     367,323.0      4,373,501      4,147,698
       Money Market Portfolio..........................................................  22,622,803.5     22,622,803     22,622,803
     Dreyfus Stock Index Fund..........................................................     975,176.4     31,248,150     35,213,622
     The Dreyfus Socially Responsible Growth Fund, Inc.................................     193,316.8      6,212,265      6,775,755
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................      65,661.4      1,529,813      1,664,515
       International Value Portfolio...................................................      36,838.3        497,713        534,524
     Federated Insurance Series:
       High Income Bond Fund II........................................................     744,694.4      7,856,968      7,648,012
       International Equity Fund II....................................................      48,402.5        712,197        771,052
       Utility Fund II.................................................................     363,957.5      5,187,439      5,288,302
     Invesco Variable Investment Funds, Inc:
       High Yield Fund.................................................................     306,164.4      3,672,329      3,680,096
       Equity Income Fund..............................................................     140,243.6      2,692,034      2,968,957
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................     288,554.6      9,225,494      9,989,760
       Growth Portfolio................................................................     884,373.0     21,476,403     24,134,538
       Worldwide Growth Portfolio......................................................     622,254.4     18,169,835     20,372,609
     Lazard Retirement Series, Inc.:
       Equity Portfolio................................................................     120,441.0      1,245,499      1,488,650
       Small Cap Portfolio.............................................................      64,585.7        596,393        689,129
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio.....................................................     261,100.2      5,545,990      6,190,686
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................      30,379.4        438,875        465,109
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................     441,223.2      5,921,943      5,775,611
       Partners Portfolio..............................................................     237,939.0      4,364,635      4,930,097
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II..........................................................     104,432.8      1,951,909      2,130,428
     Strong Opportunity Fund II, Inc...................................................     169,272.8      3,563,458      3,903,431
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund.............................................................      73,068.1        842,389        787,674
       Worldwide Emerging Markets Fund.................................................      82,046.5        664,824        852,463
       Worldwide Hard Assets Fund......................................................      87,374.7        911,879        935,783
       Worldwide Real Estate Fund......................................................      35,276.9        337,377        364,763
------------------------------------------------------------------------------------------------------------------------------------
         TOTAL ASSETS ..............................................................................................    257,122,809

Liabilities:
   Amounts due to Conseco Variable Insurance Company ...............................................................        299,942
------------------------------------------------------------------------------------------------------------------------------------
         Net assets (Note 6) .......................................................................................   $256,822,867
====================================================================================================================================

                 The accompanying notes are an integral part of
                          these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

JUNE 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                        TOTAL VALUE
                                                                                              UNITS       UNIT VALUE     OF UNITS
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
     Market value adjustment accounts - 1 Year.........................................                                $    208,032
     The Alger American Fund:
       Growth Portfolio................................................................   1,265,621.9   $  16.027899     20,285,261
       Leveraged AllCap Portfolio......................................................     566,694.3      18.535169     10,503,775
       MidCap Portfolio................................................................     361,396.3      13.893215      5,020,956
       Small Capitalization Portfolio..................................................     292,152.3      12.600864      3,681,372
     American Century Variable Portfolios, Inc.:
       Income and Growth Fund..........................................................     572,128.1      13.143444      7,519,734
       International Fund..............................................................     181,046.2      11.844431      2,144,389
       Value Fund......................................................................     344,746.8      11.480936      3,958,016
     Berger Institutional Products Trust:
       100 Fund........................................................................     129,208.1      11.699874      1,511,719
       Growth and Income Fund..........................................................     393,686.5      14.381264      5,661,710
       Small Company Growth Fund.......................................................     156,442.3      11.261036      1,761,702
       BIAM International Fund.........................................................      22,321.6      11.401003        254,489
     Conseco Series Trust:
       Balanced Portfolio..............................................................     555,847.0      11.178403      6,213,481
       Equity Portfolio................................................................     583,878.1      11.975781      6,992,396
       Fixed Income Portfolio..........................................................     688,383.5      10.144102      6,983,033
       Government Securities Portfolio.................................................     407,502.4      10.164436      4,142,032
       Money Market Portfolio..........................................................   2,153,163.5      10.495493     22,598,512
     Dreyfus Stock Index Fund..........................................................   2,605,876.8      13.497080     35,171,727
     The Dreyfus Socially Responsible Growth Fund, Inc.................................     492,864.5      13.731514      6,767,775
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................     141,237.1      11.771461      1,662,567
       International Value Portfolio...................................................      52,000.1      10.268087        533,942
     Federated Insurance Series:
       High Income Bond Fund II........................................................     756,681.1      10.094032      7,637,964
       International Equity Fund II....................................................      63,514.1      12.124007        770,046
       Utility Fund II.................................................................     453,589.7      11.645080      5,282,088
     Invesco Variable Investment Funds, Inc.:
       High Yield Fund.................................................................     366,301.9      10.035694      3,676,094
       Equity Income Fund..............................................................     254,750.3      11.641409      2,965,653
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................     597,456.6      16.701137      9,978,204
       Growth Portfolio................................................................   1,643,101.7      14.671558     24,106,863
       Worldwide Growth Portfolio......................................................   1,528,686.1      13.311137     20,348,550
     Lazard Retirement Series, Inc.:
       Equity Portfolio................................................................     122,236.5      12.163566      1,486,832
       Small Cap Portfolio.............................................................      66,409.5      10.364001        688,268
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio.....................................................     501,527.3      12.329224      6,183,442
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................      41,025.7      11.323073        464,537
     Neuberger Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................     566,088.1      10.191443      5,769,255
       Partners Portfolio..............................................................     435,275.0      11.312479      4,924,039
     Strong Variable Insurance Funds, Inc.:
       Mid Cap Growth Fund II..........................................................     134,330.4      15.840355      2,127,841
     Strong Opportunity Fund II, Inc...................................................     301,292.6      12.940622      3,898,914
     Van Eck Worldwide Insurance Trust:
       Worldwide Bond Fund.............................................................      77,378.2      10.167091        786,711
       Worldwide Emerging Markets Fund.................................................      87,252.1       9.759679        851,553
       Worldwide Hard Assets Fund......................................................     112,810.0       8.288843        935,064
       Worldwide Real Estate Fund......................................................      38,336.3       9.503505        364,329
------------------------------------------------------------------------------------------------------------------------------------
         NET ASSETS ................................................................................................   $256,822,867
====================================================================================================================================


                 The accompanying notes are an integral part of
                          these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

================================================================================

                                                                                                                        FEBRUARY 12,
                                                                                                         SIX MONTHS        1998
                                                                                                            ENDED        THROUGH
                                                                                                        JUNE 30, 1999   DECEMBER 31,
                                                                                                         (UNAUDITED)       1998
====================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares....................................................   $  5,990,094   $  1,088,426
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fees...................................................................      1,033,652        378,316
   Administrative fees...............................................................................        124,038         45,397
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses..................................................................................      1,157,690        423,713
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income.........................................................................      4,832,404        664,713
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation (depreciation) on investments:
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on sales of investments in portfolio shares...........................      1,758,506      (516,677)
   Net change in unrealized appreciation of investments in portfolio shares..........................     10,587,954      7,646,351
------------------------------------------------------------------------------------------------------------------------------------
     Net gain on investments in portfolio shares.....................................................     12,346,460      7,129,674
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations....................................................   $ 17,178,864   $  7,794,387
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================================
                                                                                                                        FEBRUARY 12,
                                                                                                        SIX MONTHS          1998
                                                                                                           ENDED           THROUGH
                                                                                                       JUNE 30, 1999    DECEMBER 31,
                                                                                                        (UNAUDITED)         1998
====================================================================================================================================
Changes from operations:
   Net investment income.............................................................................   $  4,832,404   $    664,713
   Net realized gains (losses) on sales of investments in portfolio shares...........................      1,758,506      (516,677)
   Net change in unrealized appreciation of investments in portfolio shares..........................     10,587,954      7,646,351
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations......................................................     17,178,864      7,794,387
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments....................................................................    139,370,021     95,358,778
   Contract redemptions..............................................................................     (3,654,282)     (690,158)
   Net transfers.....................................................................................      1,108,806        356,451
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from contract owners' transactions...................................    136,824,545     95,025,071
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets....................................................................    154,003,409    102,819,458
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period......................................................................    102,819,458             --
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period.....................................................................   $256,822,867   $102,819,458
====================================================================================================================================

                 The accompanying notes are an integral part of
                          these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1999
(UNAUDITED)
================================================================================

(1) GENERAL

Conseco Variable Insurance Company (the "Company") has established two separate accounts within Conseco Variable Annuity Account F (formerly Great American
Reserve   Variable   Annuity  Account  F)  ("Account  F").  Both  accounts  were established on September 26, 1997, and commenced operations on February 12, 1998. Account F is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account F ("variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Variable Market Value Adjustment Account ("MVA"), offers investments options which pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the MVA. The MVA is not registered as an investment company under the Investment Company Act of 1940.
   The operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.
   In addition to the three investment options of the MVA, the following Variable Account investment options are currently available:
THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Portfolio
   Small Capitalization Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund
BERGER INSTITUTIONAL PRODUCTS TRUST
   100 Fund
   Growth and Income Fund
   Small Company Growth Fund
   BIAM International Fund
CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
   Disciplined Stock Portfolio
FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II
INVESCO VARIABLE INVESTMENT FUNDS, INC.
   High Yield Fund
   Equity Income Fund
JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Partners Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II
STRONG OPPORTUNITY FUND II, INC.
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME
   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments which are restricted as to resale.
   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation date.

CONSECO VARIABLE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

JUNE 30, 1999
(UNAUDITED)
================================================================================

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
FEDERAL INCOME TAXES
   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.
ANNUITY RESERVES
   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
   The aggregate cost of purchases of investments in portfolio shares were $168,487,633 and $110,554,029 for the six months ended June 30, 1999, and the period February 12, 1998 through December 31, 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $26,731,134 and $14,871,886 for the six months ended June 30, 1999, and the period February 12, 1998 through December 31, 1998, respectively.

(4) DEDUCTIONS AND EXPENSES
   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.
   The Company deducts daily from the Variable Account a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of the Variable Account, for assuming the mortality and expense risks. These fees were $1,033,652 and $378,316 for the six months ended June 30, 1999, and the period February 12, 1998 through December 31, 1998, respectively.
   Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $93,938 for the six months ended June 30, 1999. There were no sales and administrative charges for the period February 12, 1998 through December 31, 1998. The Company also deducts daily from the Variable Account a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of the Variable Account, for administrative expenses. These expenses were $124,038 and $45,397 for the six months ended June 30, 1999, and the period February 12, 1998 through December 31, 1998, respectively.
   The MVA account is subject to a market value adjustment if the amounts are withdrawn prior to the end of the interest guarantee period with certain exceptions. The adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the MVA contract. The adjustment charges were $16 and $527 for the six months ended June 30, 1999, and the period February 12, 1998 through December 31, 1998, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES
   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Financial Services, Inc., an affiliate of the Company.

(6) NET ASSETS
   Net assets consisted of the following at June 30, 1999:
===============================================================
Proceeds from the sales of units since organization,
   less cost of units redeemed...................  $231,849,616
Undistributed net investment income..............     5,497,117
Undistributed net realized gain on
   sales of investments  ........................     1,241,829
Net unrealized appreciation of investments.......    18,234,305
---------------------------------------------------------------
     Net assets..................................  $256,822,867
===============================================================

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

CONSECO VARIABLE ANNUITY ACCOUNT F
SPONSOR
Conseco Variable Insurance Company - Carmel, Indiana.
DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                         CONSECO VARIABLE ANNUITY ACCOUNT F IS ISSUED BY CONSECO
                    VARIABLE INSURANCE COMPANY. THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE OFFERED, BY CONSECO EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE,
                             INVESTMENT AND LENDING PRODUCTS, HELPING 12 MILLION
                              CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.


                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.

                                             CONSECO VARIABLE INSURANCE COMPANY
                                                11815 North Pennsylvania Street
                                                          Carmel, Indiana 46032


                                                         05-8433 (8/99)   05988
                                    (C) 1999 Conseco Variable Insurance Company



                                                                www.conseco.com

INSURANCE INVESTMENTS LENDING
--------------------------------------------------------------------------------

                                                                          [LOGO]